UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Semi-Annual Report 2015
November 30, 2015
(Unaudited)

Goodwood SMID Cap Discovery Fund

Advisor Class Shares
Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Goodwood SMID Cap Discovery Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Goodwood SMID Cap Discovery Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27809. There is no affiliation between the Goodwood SMID Cap Discovery Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Goodwood SMID Cap Discovery Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Market Risk, Portfolio Turnover Risk, Small-Cap and Mid-Cap Securities Risk, Investment Advisor Risk, and Operating Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting goodwood-funds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2016.

For More Information on Your Goodwood SMID Cap Discovery Fund:

See Our Web site @ goodwood-funds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Goodwood SMID Cap Discovery Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (note 1)

COMMON STOCKS - 86.44%

Consumer Discretionary - 11.36%
*	Etsy, Inc.	16,500	$153,615
*	GoPro, Inc.	11,000	224,400
*	Party City Holdco, Inc.	12,000	152,400
	Polaris Industries, Inc.	2,000	210,860
	Taylor Morrison Home Corp.	13,000	227,500
*	Zoe's Kitchen, Inc.	3,000	102,060
			1,070,835
Energy - 1.95%
*	Matrix Service Co.	8,000	183,920
			183,920
Health Care - 20.78%
*	Accuray, Inc.	20,000	140,800
	Aceto Corp.	9,250	260,942
*	Air Methods Corp.	6,000	262,200
*	Akorn, Inc.	2,000	66,600
*	Collegium Pharmaceutical, Inc.	4,000	75,960
*	Depomed, Inc.	11,500	223,560
*	Flexion Therapeutics, Inc.	7,500	145,800
*	Heron Therapeutics, Inc.	8,750	262,062
*	Mast Therapeutics, Inc.	200,000	85,980
*	MEI Pharma, Inc.	30,000	54,600
*	The Spectranetics Corp.	10,000	138,300
*	Varian Medical Systems, Inc.	3,000	242,340
			1,959,144
Industrials - 32.84%
	Advanced Drainage Systems, Inc.	4,500	120,645
	Briggs & Stratton Corp.	10,000	190,400
	Douglas Dynamics, Inc.	11,000	255,860
	Dynamic Materials Corp.	17,000	131,240
	FreightCar America, Inc.	7,000	169,750
*	Generac Holdings, Inc.	8,500	272,850
*	Genesee & Wyoming, Inc.	3,000	207,810
	H&E Equipment Services, Inc.	14,000	280,140
*	Kirby Corp.	3,250	209,950
	LB Foster Co.	11,500	142,600
*	Masonite International Corp.	3,700	244,052
*	Neff Corp.	21,000	174,510
	Primoris Services Corp.	5,500	126,940
	Student Transportation, Inc.	49,500	203,445
	Trinity Industries, Inc.	13,500	366,525
			3,096,717
Information Technology - 1.45%
*	TrueCar, Inc.	17,000	136,510
			136,510
			(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
				Shares	Value (note 1)

COMMON STOCKS - Continued

Materials - 18.06%
	Axiall Corp.			10,000	$208,400
	Celanese Corp.			2,000	141,500
	Eagle Materials, Inc.			4,500	310,860
	Methanex Corp.			5,500	215,710
	Olin Corp.			10,000	217,700
	Rayonier Advanced Materials, Inc.			15,000	168,150
	United States Steel Corp.			10,000	80,700
	Westlake Chemical Corp.			6,000	360,300
					1,703,320

	Total Common Stocks (Cost $8,390,774)				$8,150,446

EXCHANGE-TRADED PRODUCT - 1.54%
*	ProShares UltraShort QQQ			5,000	145,500

	Total Exchange-Traded Product (Cost $150,468)				145,500

MASTER LIMITED PARTNERSHIP - 2.27%
	Westlake Chemical Partners LP			13,750	214,225

	Total Master Limited Partnership (Cost $254,659)				214,225

SHORT-TERM INVESTMENT - 8.51%
§	Fidelity Institutional Money Market Funds
	Money Market Portfolio, 0.12%			802,727	802,727

	Total Short-Term Investment (Cost $802,727)				802,727

CALL OPTIONS PURCHASED - 1.17%		Number of Contracts	Exericise Price	Expiration Date
*	Alcoa, Inc.	500	$10.00	12/18/2015	4,750
*	Axiall Corp.	125	22.50	1/15/2016	11,875
*	Axiall Corp.	75	30.00	1/15/2016	7,125
*	Axiall Corp.	125	30.00	2/19/2016	4,063
*	Generac Holdings, Inc.	150	33.00	1/15/2016	16,875
*	GoPro, Inc.	100	50.00	1/15/2016	300
*	H&E Equipment Services, Inc.	50	20.00	2/19/2016	10,000
*	iPath S&P 500 VIX Short-Term
	Futures ETN	200	21.00	12/18/2015	12,400

					(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
					Value (note 1)

CALL OPTIONS PURCHASED - Continued		Number of Contracts	Exericise Price	Expiration Date
*	Methanex Corp.	15	$37.50	1/15/2016	$4,725
*	TAL International Group, Inc.	135	22.50	1/15/2016	4,725
*	The Greenbrier Companies, Inc.	150	40.00	1/15/2016	8,625
*	United Rentals, Inc.	30	80.00	1/15/2016	9,225
*	Valeant Pharmaceuticals, Inc.	16	90.00	12/18/2015	9,680
*	Westlake Chemical Corporation	20	60.00	1/15/2016	5,500

	Total Call Options Purchased (Cost $182,876)				109,868

PUT OPTIONS PURCHASED - 0.81%		Number of Contracts	Exericise Price	Expiration Date
*	Air Methods Corp.	75	$40.00	1/15/2016	7,687
*	Dynamic Materials Corp.	100	7.50	1/15/2016	5,500
*	Cooper Tire & Rubber Co.	50	40.00	12/18/2015	1,750
*	Eagle Materials, Inc.	25	67.50	12/18/2015	3,625
*	FreightCar America, Inc.	75	22.50	12/18/2015	3,188
*	LB Foster Co.	100	12.50	1/15/2016	8,250
*	Generac Holdings, Inc.	75	28.00	1/15/2016	3,000
*	H&E Equipment Services, Inc.	100	17.50	12/18/2015	3,000
*	Heron Therapeutics, Inc.	200	25.00	12/18/2015	13,000
*	Methanex Corp.	50	37.50	12/18/2015	4,375
*	Olin Corp.	150	18.00	12/18/2015	4,500
*	Olin Corp.	150	20.50	12/18/2015	4,125
*	Ross Stores, Inc.	75	42.50	12/18/2015	750
*	Rayonier Advanced Materials, Inc.	225	7.50	12/18/2015	2,250
*	Trinity Industries, Inc.	200	25.00	12/18/2015	6,000
*	Westlake Chemical Corporation	50	55.00	1/15/2016	5,250

	Total Put Options Purchased (Cost $168,932)				76,250

RIGHTS - 0.00%		Shares	Exericise Price	Expiration Date
*	Depomed, Inc.	9,000	$0.01	5/31/2016	-

	Total Rights (Cost $0)				-

Total Value of Investments (Cost $9,950,436) - 100.74%					$9,499,016

Options Written (Premiums Received $44,531) - (0.50)%					(47,900)

Liabilities in Excess of Other Assets - (0.24)%					(22,264)

Net Assets - 100.00%					$9,428,852
					(Continued)

Goodwood SMID Cap Discovery Fund

Schedule of Options Written
(Unaudited)

As of November 30, 2015
					Value (note 1)

CALL OPTIONS WRITTEN - 0.50%		Number of Contracts	Exericise Price	Expiration Date
*	FreightCar America, Inc.	70	$25.00	12/18/2015	$4,900
*	H&E Equipment Services, Inc.	125	22.50	2/19/2016	13,750
*	Heron Therapeutics, Inc.	75	32.50	12/18/2015	8,250
*	Rayonier Advanced Materials, Inc.	100	12.50	2/19/2016	4,750
*	Trinity Industries, Inc.	50	28.00	12/18/2015	2,750
*	United States Steel Corp.	100	9.00	4/15/2016	13,500

	Total Call Options Written (Premiums Received $44,531)				47,900

§	Represents 7 day effective yield
*	Non-income producing investment

	Summary of Investments		% of Net
	by Sector		Assets	Value
	Consumer Discretionary		11.36%	$1,070,835
	Energy		1.95%	183,920
	Health Care		20.78%	1,959,144
	Industrials		32.84%	3,096,717
	Information Technology		1.45%	136,510
	Materials		18.06%	1,703,320
	Exchange-Traded Product		1.54%	145,500
	Master Limited Partnership		2.27%	214,225
	Short-Term Investment		8.51%	802,727
	Call Options Purchased		1.17%	109,868
	Put Options Purchased		0.81%	76,250
	Call Options Written		-0.50%	(47,900)
	Liaibilities in Excess of Other Assets		-0.24%	(22,264)
	Total		100.00%	$9,428,852

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $9,950,436)	$9,499,016
Receivables:
Fund shares sold	328
Investments sold	660,949
Dividends and interest	11,917

Total assets	10,172,210

Liabilities:
Options written, at value (premiums received $44,531)	47,900
Payables:
Fund shares repurchased	2,327
Investments purchased	678,645
Accrued expenses:
Advisory fees	9,718
Administration fees	3,498
Distribution and service fees - Advisor Class Shares	1,270

Total liabilities	743,358

Net Assets	$9,428,852

Net Assets Consist of:
Paid in interest	$11,381,656
Accumulated net investment loss	(120,043)
Accumulated net realized loss on investments and options written	(1,377,972)
Net unrealized depreciation on investments and options written	(454,789)

Total Net Assets	$9,428,852

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	729,974
Net Assets	$6,365,201
Net Asset Value and Redemption Price Per Share	$8.72
Maximum Offering Price Per Share ($8.72 ÷ 95.50%)	$9.13

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	363,483
Net Assets	$3,063,651
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$8.43

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends (net of withholding taxes of $1,042)	$63,197

Total Investment Income	63,197

Expenses:
Advisory fees (note 2)	72,322
Administration fees (note 2)	26,036
Distribution and service fees - Advisor Class Shares (note 3)	10,670

Total Expenses	109,028

Net Investment Loss	(45,831)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	(1,286,076)
Options written	37,568
Net realized loss on investments and options written	(1,248,508)

Net change in unrealized depreciation on:
Investments	(517,230)
Options written	(3,369)
Net change in unrealized depreciation on investments and options written	(520,599)

Net Realized and Unrealized Loss on Investments and Options Written	(1,769,107)

Net Decrease in Net Assets Resulting from Operations	$(1,814,938)

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Statements of Changes in Net Assets

	November 30,		May 31,
For the period or fiscal year ended	2015	(a)	2015

Operations:
Net investment loss	$(45,831)		$(161,345)
Net realized loss from investments and options written	(1,248,508)		(45,561)
Net change in unrealized appreciation (depreciation) on investments
and options written	(520,599)		1,797

Net Decrease in Net Assets Resulting from Operations	(1,814,938)		(205,109)

Distributions to Shareholders From:
Net investment income
Advisor Class Shares	-		(151,731)
Institutional Class Shares	-		(56,972)

Decrease in Net Assets Resulting from Distributions	-		(208,703)

Beneficial Interest Transactions:
Shares sold	4,638,647		11,754,023
Reinvested dividends and distributions	-		161,901
Redemption fees	1,533		1,120
Shares repurchased	(7,186,636)		(5,461,582)

Increase (Decrease) from Beneficial Interest Transactions	(2,546,456)		6,455,462

Net (Decrease) Increase in Net Assets	(4,361,394)		6,041,650

Net Assets:
Beginning of Period	13,790,246		7,748,596
End of Period	$9,428,852		$13,790,246

Accumulated Net Investment Loss	$(120,043)		$(74,205)

(a) Unaudited.

See Notes to Financial Statements			(Continued)

Goodwood SMID Cap Discovery Fund

Statements of Changes in Net Assets

	November 30,		May 31,
For the period or fiscal year ended	2015 (a)		2015

Share Information:
Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	403,912	$3,688,420	624,978	$6,493,494
Reinvested dividends and distributions	-	-	11,405	104,930
Redemption fees	-	1,533	-	1,120
Shares repurchased	(718,222)	(6,422,533)	(361,766)	(3,602,799)
Net Increase (Decrease) in Shares of
Beneficial Interest	(314,310)	(2,732,580)	274,617	2,996,745

Share Information:
Institutional Class Shares (b)	Shares	Amount	Shares	Amount
Shares sold	111,196	$950,227	531,296	$5,260,529
Reinvested dividends and distributions	-	-	6,415	56,971
Redemption fees	-	-	-	-
Shares repurchased	(87,112)	(764,103)	(198,312)	(1,858,783)
Net Increase in Shares of Beneficial Interest	24,084	186,124	339,399	3,458,717

(a) Unaudited.
(b) For the initial period from July 16, 2014 (Date of Initial Public Investment) to May 31, 2015.

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of		November 30,		May 31,
the periods or fiscal years ended		2015	(a)	2015		2014		2013	(f)	2012	(f)

Net Asset Value, Beginning of Period		$10.05		$10.07		$35.41		$28.69		$31.36

Income (Loss) from Investment Operations
Net investment loss		(0.07)		(0.13)		(0.07)		(0.49)		(0.40)
Net realized and unrealized gain (loss) on
investments and options written		(1.26)		0.25	(g)	4.79		7.31		(1.68)

Total from Investment Operations		(1.33)		0.12		4.72		6.82		(2.08)

Less Distributions:
From net investment income		-		-		(0.02)		-		-
From net realized gains		-		(0.14)		(30.04)		(0.10)		(0.59)

Total Distributions		-		(0.14)		(30.06)		(0.10)		(0.59)

Paid in interest
From redemption fees		0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	-

Total Paid In Interest		0.00		0.00		0.00		0.00		-

Net Asset Value, End of Period		$8.72		$10.05		10.07		$ 35.41		$ 28.69

Total Return (b)(c)		6.92%		1.36%		14.11%		23.82%		(6.47)%

Net Assets, End of Year (in thousands)		$6,365		$10,497		$7,749		$7,424		$7,700

Ratios of:
Gross Expenses to Average Net Assets (d)		1.95%		1.95%		2.12%		1.95%		2.69%
Net Expenses to Average Net Assets (d)		1.95%		1.95%		1.95%		1.95%		1.95%
Net Investment Loss to Average Net Assets		(0.86)%		(1.30)%		(1.47)%		(1.37)%		(1.34)%

Portfolio turnover rate		265.00%		335.07%		288.93%		60.68%		87.49%

(a) Unaudited.
(b)		Total return does not reflect sales charge, if any.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)		The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Less than $0.01 per share.
(f)		The Fund had a 1:2.469 reverse stock split effective December 6, 2013. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split.
The net asset value reported at the original fiscal year end dates prior to the reverse stock split were as follows:

2013	2012	2011
$14.34	$11.62	$12.70
(g)
The amount of net gains from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during	November 30,		May 31,
each of the periods ended	2015 (a)		2015 (b)

Net Asset Value, Beginning of Period	$9.70		10.00

Loss from Investment Operations
Net investment loss	(0.02)		(0.09)
Net realized and unrealized loss on
investments and options written	(1.25)		(0.07)

Total from Investment Operations	(1.27)		(0.16)

Less Distributions:
From net investment income	-		-
From net realized gains	-		(0.14)

Total Distributions	-		(0.14)

Net Asset Value, End of Period	$8.43		9.70

Total Return (e)(f)	(10.49)%	(c)	(1.43)%	(c)

Net Assets, End of Period (in thousands)	$3,064		3,293

Ratios of:
Gross Expenses to Average Net Assets (g)	1.70%	(c)	1.70%	(c)
Net Expenses to Average Net Assets (g)	1.70%	(c)	1.70%	(c)
Net Investment Loss to Average Net Assets	(0.60)%	(c)	(1.02)%	(c)

Portfolio turnover rate	265.00%	(d)	335.07%	(d)

(a) Unaudited.
(b)	For the period from July 16, 2014 (Date of Initial Public Investment) through May 31, 2015.
(c) Annualized.
(d) Not annualized.
(e) Total return does not reflect sales charge, if any.
(f)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

1.    Organization and Significant Accounting Policies

The Goodwood SMID Cap Discovery Fund ("Fund"), formerly known as the Caritas All-Cap Growth Fund, is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Goodwood Advisors, LLC ("Advisor") will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Advisor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 4.50% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at the mean between bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange ("CBOE"), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$8,150,446	$8,150,446	$-	$-
Exchange-Traded Product	145,500	145,500	-	-
Master Limited Partnership	214,225	214,225	-	-
Short-Term Investment	802,727	802,727	-	-
Call Options Purchased	109,868	-	109,868	-
Put Options Purchased	76,250	-	76,250	-
Total Assets	$9,499,016	$9,312,898	$186,118	$-

Liabilities
Call Options Written	$47,900	$-	$47,900	$-
Total Liabilities	$47,900	$-	$47,900	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the six month period ended November 30, 2015.  It is the Fund's policy to recognize transfers at the end of the reporting period.

Exchange-Traded Products
The Fund may invest in exchange-traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Master Limited Partnerships. The Fund may invest in master limited partnerships ("MLPs").  MLPs are limited partnerships that are publicly traded on an exchange.  It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities.  MLPs are valued at their respective net asset values as reported by the partnership. Most MLPs are categorized in level 1 of the fair value hierarchy.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is more or less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

A summary of option contracts written by the Fund during the fiscal year ended November 30, 2015 were as follows:

Option Contracts Written for the period ended November 30, 2015	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	-	$-
Options written	2,295	243,046
Options closed	(1,700)	(193,008)
Options expired	(75)	(5,507)
Options Outstanding, End of Period	520	$44,531

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of November 30, 2015 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of November 30, 2015:

Derivative Type	Location	Value
Options Purchased	Assets-Investments, at value	$ 186,118
Options Written	Liabilities-Options written, at value	$ 47,900

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ended November 30, 2015:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from investments	$(485,572)
Equity Contracts – written options	Net realized gain from options written	$37,568

Equity Contracts – purchased options	Change in unrealized depreciation on investments	$(165,692)
Equity Contracts – written options	Change in unrealized depreciation on options written	$(3,369)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.    Transactions with Related Parties & Service Providers

Advisor
The Advisor has entered into an Operating Plan with the Administrator, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan through October 1, 2016. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 1.70% to the extent the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The Fund incurred $72,322 in advisor fees for the six month period ended November 30, 2015.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expenses to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 0.45% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% once the average daily net assets reach $1.82 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums. The Fund incurred $26,036 in administration fees for the six month period ended November 30, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees for their services from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

3.    Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Advisor Class Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2015, $10,670 in fees were incurred by the Advisor Class Shares.

(Continued)

Goodwood SMID Cap Discovery Fund

Notes to Financial Statements
(Unaudited)

November 30, 2015

4.    Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Six Month Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2015 to November 30, 2015	$27,327,759	$34,216,411

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2015.

5.    Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2015, open taxable years consisted of the taxable year ended May 31, 2014 through May 31, 2015. No examination of the Fund's tax returns is currently in progress.

At November 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	9,905,905

Unrealized Appreciation	312,893
Unrealized Depreciation	(767,682)
Net Unrealized Depreciation	(454,789)

Accumulated Net Investment Loss	(120,043)

Accumulated Deficit	(574,832)

6.    Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.   Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Goodwood SMID Cap Discovery Fund

Additional Information
(Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.    Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.    Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Advisor Class Shares	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Actual	$ 1,000.00	$ 1,069.20	$10.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.29	$9.85
Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).
(Continued)

Goodwood SMID Cap Discovery Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period*
Actual	$1,000.00	$ 895.10	$ 8.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.55	$ 9.86
Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Goodwood SMID Cap Discovery Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Goodwood Advisors, LLC
116 South Franklin Street	450 Laurel Street
Post Office Drawer 4365	Suite 2105
Rocky Mount, North Carolina 27803	Baton Rouge, Lousiana 70801

Telephone:	Telephone:

800-773-3863	866-841-8060

World Wide Web @:	World Wide Web @:

ncfunds.com	goodwood-funds.com

Item 2.      CODE OF ETHICS.
Not applicable.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE
                  FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
                  INVESTMENT COMPANIES.
Not applicable.

Item 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END
                  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
                  PURCHASERS.
Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.     CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.     EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund
Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Goodwood SMID Cap Discovery Fund
Date: February 5, 2016

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Goodwood SMID Cap Discovery Fund
Date: February 5, 2016